SUBSIDIARIES AND NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Principal subsidiaries
The principal subsidiaries of SSR Mining Inc. and their geographic locations at December 31, 2020 were as follows:

Subsidiary	Location	Ownership interest	Principal project or activity
Marigold Mining Company	USA	100%	Marigold
Anagold	Turkey	80%	Çöpler
SGO Mining Inc.	Canada	100%	Seabee
Mina Pirquitas Sociedad Anonima	Argentina	100%	Puna
SSR Durango, S.A. de C.V.	Mexico	100%	Pitarrilla
Intertrade Metals Limited Partnership	Canada	100%	Sales and marketing

Non-controlling interests
The following table summarizes the financial information relating to Anagold, the Company's non-wholly owned subsidiary with material non-controlling interest ("NCI"), before any intercompany eliminations:

Year ended December 31	2020
Current assets	$442,650
Non-current assets	2,832,230
Current liabilities	(141,007)
Non-current liabilities	(565,742)
Net assets	2,568,131
Net assets attributable to NCI	$513,626

Year ended December 31	2020
Revenue (1)	$205,536
Net income (1)	34,869
Other comprehensive income (1)	—
Total comprehensive income (1)	34,869
Net income attributable to NCI (1)	$6,974
Total comprehensive income attributable to NCI (1)	6,974
(1)The above information reflects the results of Anagold from the date of acquisition of Alacer on September 16, 2020 through December 31, 2020 (note 4(a)).

Cash flows from operating activities (1)	$137,587
Cash flows from investing activities (1)	(25,261)
Cash flows from financing activities (1)	(34,797)
Net increase in cash and cash equivalents (1)	$77,529
(1)The above information reflects the results of Anagold from the date of acquisition of Alacer on September 16, 2020 through December 31, 2020 (note 4(a)).